Investment Property (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Investment property	¥ 391,266	¥ 380,429	¥ 405,572
Cost [member]
Disclosure of detailed information about investment property [line items]
Investment property	594,135	540,493	556,884
Accumulated depreciation [member]
Disclosure of detailed information about investment property [line items]
Investment property	¥ (202,869)	¥ (160,064)	¥ (151,312)